ACQUISITION AND DISPOSAL OF SUBSIDIARIES - Asset Acquisitions (Details) ¥ in Thousands, $ in Thousands		Nov. 11, 2021 CNY (¥)	Nov. 11, 2021 USD ($)	Aug. 16, 2021 CNY (¥)	Aug. 16, 2021 USD ($)	Nov. 17, 2020 CNY (¥)	Oct. 28, 2020 CNY (¥)	Sep. 11, 2020 CNY (¥)	Jun. 24, 2020 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Nov. 11, 2021 USD ($)	Aug. 16, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Net assets acquired:
Property and equipment, net										¥ 10,092,419	$ 1,583,721			¥ 8,106,425
Intangible assets, net										900,335	141,282			658,195	$ 1,552,460	¥ 1,224,471
Land Use Rights, Net				¥ 36,013						337,235	52,920		$ 5,651	255,373
Operating lease right-of-use assets, net										2,869,338	450,262			1,325,526
Deferred tax assets										168,002	26,363			185,481
Other non-current assets				7,349						1,957,462	307,169		1,154	1,500,438
Cash and cash equivalents				3						1,372,481	215,372			2,710,349		1,808,483
Other current assets				21,017									3,298
Other current liabilities				(65,125)									(10,219)
Operating lease liabilties	[1]									(2,892,052)	(453,826)
Finance lease liabilities	[1]									(1,363,783)	(214,007)
Deferred tax liabilities				(50,959)						(348,404)	(54,672)		(7,997)	(299,093)
Property and land use right										368,101	57,763			278,138
Construction-in-progress										3,239,407	508,334			2,234,286
Total consideration in cash				151,884	$ 23,834
BJ JHC
Net assets acquired:
Property and equipment, net						¥ 279,556
Operating lease right-of-use assets, net						112,398
Deferred tax assets						3,150
Other non-current assets						4,428
Other current assets						8,833
Other current liabilities						(90,805)
Operating lease liabilities						120,120
Deferred tax liabilities						(55,288)
Intangible assets, net						110,418
Cash and cash equivalents						30,319
Finance lease liabilities						(84,082)
Operating Permits
Net assets acquired:
Intangible assets, net				203,586						600,299	94,200		$ 31,947	366,958	625,129	375,283
Customer contract. | BJ JHC
Net assets acquired:
Intangible assets						33,208
Purchased software
Net assets acquired:
Intangible assets, net										¥ 55,182	8,659			¥ 41,902	$ 177,421	¥ 154,617
SH Hesheng
Asset acquisitions
Total cash consideration | $			$ 21,586
Equity interests acquired (as a percent) (AA)		100										100
Net assets acquired:
Property and equipment, net		¥ 94,148										$ 14,774
Operating lease right-of-use assets, net		20,929										3,284
Other non-current assets		872										136
Cash and cash equivalents		423										66
Other current assets		25,646										4,025
Other current liabilities		(962)										(150)
Operating lease liabilties		(20,292)										(3,184)
Deferred tax liabilities		(10,853)										(1,703)
Total consideration in cash		137,557	$ 21,586
SH Hesheng | Operating Permits
Net assets acquired:
Intangible assets, net		¥ 27,646										$ 4,338
Shulifang
Asset acquisitions
Total cash consideration									¥ 43,000
Equity interests acquired (as a percent) (AA)									100
Contingent consideration liability (AA) | $											$ 10,000
Net assets acquired:
Operating lease right-of-use assets, net									¥ 15,206
Other non-current assets									15,409
Cash and cash equivalents									53
Other current assets									601
Other current liabilities									(16,913)
Operating lease liabilties									(15,206)
Deferred tax liabilities									(11,284)
Total consideration in cash									33,000
Shulifang | Operating Permits
Net assets acquired:
Intangible assets, net									¥ 45,134
Zhongke Zijing
Asset acquisitions
Total cash consideration				¥ 151,884	$ 23,834
Equity interests acquired (as a percent) (AA)				100									100
BJ JHC
Net assets acquired:
Total consideration in cash						¥ 232,015
LF Huahai
Asset acquisitions
Total cash consideration							¥ 25,500	¥ 59,500
Equity interests acquired (as a percent) (AA)							30.07	69.93
Net assets acquired:
Operating lease right-of-use assets, net								¥ 183,174
Other non-current assets								27,524
Cash and cash equivalents								173
Other current assets								4,088
Other current liabilities								(35,600)
Operating lease liabilties								(183,873)
Deferred tax liabilities								(29,838)
Total consideration in cash								85,000
LF Huahai | Operating Permits
Net assets acquired:
Intangible assets, net								¥ 119,352

[1]	* Present value of future operating lease payments consisted of current portion of operating lease liabilities and non-current portion of operating lease liabilities, amounting to RMB607,997 (US$95,408) and RMB2,284,055 (US$358,418) for the year ended December 31, 2021, respectively.